Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.08471%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,783,675.46

Principal:
Principal Collections	$22,794,776.69
Prepayments in Full	$10,265,035.41
Liquidation Proceeds	$547,862.37
Recoveries	$93,698.13
Sub Total	$33,701,372.60
Collections	$36,485,048.06

Purchase Amounts:
Purchase Amounts Related to Principal	$242,558.51
Purchase Amounts Related to Interest	$876.00
Sub Total	$243,434.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,728,482.57

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,728,482.57
Servicing Fee	$708,767.25	$708,767.25	$0.00	$0.00	$36,019,715.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,019,715.32
Interest - Class A-2a Notes	$381,738.08	$381,738.08	$0.00	$0.00	$35,637,977.24
Interest - Class A-2b Notes	$222,748.42	$222,748.42	$0.00	$0.00	$35,415,228.82
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$33,393,568.99
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$33,062,318.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,062,318.99
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$32,865,576.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,865,576.99
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$32,723,995.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,723,995.32
Regular Principal Payment	$29,912,807.45	$29,912,807.45	$0.00	$0.00	$2,811,187.87
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,811,187.87
Residual Released to Depositor	$0.00	$2,811,187.87	$0.00	$0.00	$0.00
Total		$36,728,482.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,912,807.45
Total					$29,912,807.45

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,516,037.25	$64.98	$381,738.08	$1.27	$19,897,775.33	$66.25
Class A-2b Notes	$10,396,770.20	$64.98	$222,748.42	$1.39	$10,619,518.62	$66.37
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$29,912,807.45	$22.73	$3,295,720.00	$2.50	$33,208,527.45	$25.23

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$85,304,599.49	0.2840268	$65,788,562.24	0.2190470
Class A-2b Notes	$45,444,282.87	0.2840268	$35,047,512.67	0.2190470
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$731,868,882.36	0.5562244	$701,956,074.91	0.5334905

Pool Information
Weighted Average APR	3.943%	3.958%
Weighted Average Remaining Term	42.93	42.17
Number of Receivables Outstanding	32,887	32,176
Pool Balance	$850,520,697.44	$816,165,266.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$766,995,109.69	$736,566,970.78
Pool Factor	0.5780818	0.5547311

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$79,598,295.85
Targeted Overcollateralization Amount	$114,209,191.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$114,209,191.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$505,197.83
(Recoveries)		27	$93,698.13
Net Loss for Current Collection Period			$411,499.70
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5806%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0117%
Second Prior Collection Period			0.3646%
Prior Collection Period			0.7305%
Current Collection Period			0.5926%
Four Month Average (Current and Prior Three Collection Periods)			0.6748%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,018	$5,095,969.53
(Cumulative Recoveries)			$339,827.64
Cumulative Net Loss for All Collection Periods			$4,756,141.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3233%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,005.86
Average Net Loss for Receivables that have experienced a Realized Loss			$4,672.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.15%	262	$9,405,183.07
61-90 Days Delinquent	0.17%	40	$1,359,898.93
91-120 Days Delinquent	0.03%	6	$240,433.18
Over 120 Days Delinquent	0.05%	9	$399,344.49
Total Delinquent Receivables	1.40%	317	$11,404,859.67

Repossession Inventory:
Repossessed in the Current Collection Period		20	$674,684.96
Total Repossessed Inventory		30	$1,110,562.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2082%
Prior Collection Period			0.1976%
Current Collection Period			0.1709%
Three Month Average			0.1922%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2450%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	100	$3,672,378.18
2 Months Extended	126	$4,895,219.08
3+ Months Extended	29	$1,125,579.36

Total Receivables Extended	255	$9,693,176.62
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer